Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2014
Interest and Debt Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2014	2013	2012
Expenses:
Interest on long-term bank debt	$(2,828)	$(4,825)	$(7,148)
Interest on Series A Notes, net	(7,954)	(9,715)	(10,787)
Interest on short-term bank credit and loans	(2,787)	(2,444)	(2,528)
Gain (loss) from exchange rate differences, net	(12,516)	(12,307)	126
Other	(24,098)	(11,145)	(9,923)
	(50,183)	(40,436)	(30,260)
Income:
Interest on cash, cash equivalents and bank deposits	1,404	1,035	1,821
Other	1,281	2,091	2,353
	2,685	3,126	4,174
	$(47,498)	$(37,310)	$(26,086)